SIGNIFICANT ACCOUNTING POLICIES (Schedule of Details of Company's Significant Subsidiaries) (Details)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Subsidiary One [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Silvercorp Metals China Inc.
Principal activity	Holding company
Place of incorporation	Canada
Proportion of ownership interest held	100.00%	100.00%
Subsidiary Two [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Silvercorp Metals (China) Inc.
Principal activity	Holding company
Place of incorporation	China
Proportion of ownership interest held	100.00%	100.00%
Subsidiary Three [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	0875786 B.C. LTD.
Principal activity	Holding company
Place of incorporation	Canada
Proportion of ownership interest held	100.00%	100.00%
Subsidiary Four [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Fortune Mining Limited
Principal activity	Holding company
Place of incorporation	BVI
Proportion of ownership interest held	100.00%	100.00%
Mineral properties	RZY
Subsidiary Five [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Fortune Copper Limited
Principal activity	Holding company
Place of incorporation	BVI
Proportion of ownership interest held	100.00%	100.00%
Subsidiary Six [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Fortune Gold Mining Limited
Principal activity	Holding company
Place of incorporation	BVI
Proportion of ownership interest held	100.00%	100.00%
Subsidiary Seven [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Victor Resources Ltd.
Principal activity	Holding company
Place of incorporation	BVI
Proportion of ownership interest held	100.00%	100.00%
Subsidiary Eight [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Yangtze Mining Ltd.
Principal activity	Holding company
Place of incorporation	BVI
Proportion of ownership interest held	100.00%	100.00%
Subsidiary Nine [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Victor Mining Ltd.
Principal activity	Holding company
Place of incorporation	BVI
Proportion of ownership interest held	100.00%	100.00%
Subsidiary Ten [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Yangtze Mining (H.K.) Ltd.
Principal activity	Holding company
Place of incorporation	Hong Kong
Proportion of ownership interest held	100.00%	100.00%
Subsidiary Eleven [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Fortune Gold Mining (H.K.) Limited
Principal activity	Holding company
Place of incorporation	Hong Kong
Proportion of ownership interest held	100.00%	100.00%
Subsidiary Twelve [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Wonder Success Limited
Principal activity	Holding company
Place of incorporation	Hong Kong
Proportion of ownership interest held	100.00%	100.00%
Subsidiary Thirteen [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Henan Huawei Mining Co. Ltd. ("Henan Huawei")
Principal activity	Mining
Place of incorporation	China
Proportion of ownership interest held	80.00%	80.00%
Subsidiary Fourteen [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Henan Found Mining Co. Ltd. ("Henan Found")
Principal activity	Mining
Place of incorporation	China
Proportion of ownership interest held	77.50%	77.50%
Mineral properties	Ying Mining District
Subsidiary Fifteen [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Songxian Gold Mining Co., Ltd. ("SX Gold")
Principal activity	Mining
Place of incorporation	China
Proportion of ownership interest held	77.50%	77.50%
Mineral properties	XHP
Subsidiary Sixteen [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Xinshao Yunxiang Mining Co., Ltd. ("Yunxiang")
Principal activity	Mining
Place of incorporation	China
Proportion of ownership interest held	70.00%	70.00%
Mineral properties	BYP
Subsidiary Seventeen [Member]
Disclosure of subsidiaries [line items]
Name of subsidiaries	Guangdong Found Mining Co. Ltd. (Guangdong Found")
Principal activity	Mining
Place of incorporation	China
Proportion of ownership interest held	99.00%	95.00%
Mineral properties	GC